Schedule of Revenue Disaggregated (Details) - AUD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Total revenues	$ 10,404,851	$ 9,952,463	$ 20,733,716	$ 19,690,935	$ 33,727,222	$ 29,049,345
Whole Sale Oils [Member]
IfrsStatementLineItems [Line Items]
Total revenues	2,346,987	3,057,273	4,436,210	6,212,808	11,481,072	20,451,942
Hype protein meals [member]
IfrsStatementLineItems [Line Items]
Total revenues	2,836,170	3,264,452	5,346,643	5,957,922	9,175,505	5,577,709
Toll crushing service [member]
IfrsStatementLineItems [Line Items]
Total revenues				222,095	222,095	2,156,827
Seeds [member]
IfrsStatementLineItems [Line Items]
Total revenues				23,490		664,000
Other sales [member]
IfrsStatementLineItems [Line Items]
Total revenues	43,439	123,143	68,416	200,271	291,351	198,867
Retail oils [member]
IfrsStatementLineItems [Line Items]
Total revenues	$ 5,178,255	$ 3,507,595	$ 10,882,447	$ 7,074,349	$ 12,557,199